FINANCIAL INSTRUMENTS (Details 19) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Equity	$ 7,369,415		$ 7,338,971	$ 7,116,893	$ 6,999,283
Bank borrowings	947,022		940,435
Financial leasing	271,025	$ 317,504	68,187
Bonds issued	4,831,743		3,501,654
Capitalization	$ 13,419,205		$ 11,849,247